Not FDIC Insured May Lose Value No Bank Guarantee
38966-Q1PH

Schedule of Investments
(unaudited)
Putnam International Small Cap Fund 2
Notes to Schedule of Investments 8

Putnam Investment Funds
Schedule of Investments (unaudited), November 30, 2025
Putnam International Small Cap Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a Industry Shares a Value
a
Common Stocks 93.6%
Belgium 2.4%
a
Liberty Global Ltd. , A .............. Diversified Telecommunication Services 746,000 $ 8,511,860
Canada 4.6%
Cogeco Communications, Inc. ....... Diversified Telecommunication Services 168,800 8,241,600
a
International Petroleum Corp. ....... Oil, Gas & Consumable Fuels 427,209 7,987,682
16,229,282
Denmark 5.2%
Broedrene A&O Johansen A/S , B .... Trading Companies & Distributors 435,832 6,352,414
a
Demant A/S .................... Health Care Equipment & Supplies 115,559 3,938,399
Royal Unibrew A/S ............... Beverages 93,655 8,125,023
18,415,836
France 13.1%
Edenred SE .................... Financial Services 317,266 6,803,689
Eurazeo SE .................... Financial Services 58,355 3,701,360
FDJ United ..................... Hotels, Restaurants & Leisure 235,287 6,630,599
Kaufman & Broad SA ............. Household Durables 160,127 5,578,410
Rubis SCA ..................... Gas Utilities 202,990 7,756,176
SPIE SA ....................... Commercial Services & Supplies 185,644 10,077,170
Thermador Groupe ............... Trading Companies & Distributors 65,094 5,695,099
46,242,503
Germany 6.0%
Carl Zeiss Meditec AG ............ Health Care Equipment & Supplies 114,530 5,926,107
CTS Eventim AG & Co. KGaA ....... Entertainment 83,327 8,158,919
Jenoptik AG .................... Electronic Equipment, Instruments &
Components 316,453 7,262,651
21,347,677
Greece 2.5%
National Bank of Greece SA ........ Banks 562,765 8,818,413
Ireland 2.1%
AIB Group plc ................... Banks 706,809 7,272,648
Italy 1.9%
Interpump Group SpA ............. Machinery 129,445 6,591,253
Japan 27.0%
Avant Group Corp. ............... IT Services 477,300 5,510,657
Azbil Corp. ..................... Electronic Equipment, Instruments &
Components 698,200 6,585,247
BML, Inc. ...................... Health Care Providers & Services 238,200 5,844,968
Ebara Corp. .................... Machinery 158,000 4,144,202
Fukui Computer Holdings, Inc. ...... Software 378,200 7,508,829
Hikari Tsushin, Inc. ............... Industrial Conglomerates 27,500 7,653,803
Japan Material Co. Ltd. ............ Semiconductors & Semiconductor Equipment 671,600 7,294,011
Katitas Co. Ltd. .................. Real Estate Management & Development 384,500 7,862,365
Miroku Jyoho Service Co. Ltd. ....... Software 187,800 2,267,188
Mitani Corp. .................... Trading Companies & Distributors 47,500 726,280
MonotaRO Co. Ltd. ............... Trading Companies & Distributors 296,200 4,340,103
Nihon Dengi Co. Ltd. .............. Building Products 104,500 4,571,370
NOF Corp. ..................... Chemicals 420,700 8,541,138
NSD Co. Ltd. ................... IT Services 89,500 2,078,316
Optex Group Co. Ltd. ............. Electronic Equipment, Instruments &
Components 195,100 3,071,071
Riken Keiki Co. Ltd. .............. Electronic Equipment, Instruments &
Components 136,100 2,823,974

Putnam Investment Funds
Schedule of Investments (unaudited)
Putnam International Small Cap Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks
(continued)
Japan (continued)
Shofu, Inc. ..................... Health Care Equipment & Supplies 121,500 $ 1,456,948
Software Service, Inc. ............. Health Care Technology 20,900 1,935,956
Takeuchi Manufacturing Co. Ltd. ..... Machinery 166,600 7,600,275
WingArc1st, Inc. ................. Software 166,600 3,766,200
95,582,901
Mexico 1.8%
Bolsa Mexicana de Valores SAB de CV Capital Markets 3,079,600 6,212,711
Netherlands 2.5%
Aalberts NV .................... Machinery 203,206 6,552,598
b
Euronext NV , 144A , Reg S ......... Capital Markets 16,188 2,480,591
9,033,189
South Korea 0.8%
MegaStudyEdu Co. Ltd. ........... Diversified Consumer Services 90,262 2,718,956
Spain 2.8%
Fomento de Construcciones y Contratas
SA .......................... Commercial Services & Supplies 219,818 2,954,069
Logista Integral SA ............... Air Freight & Logistics 203,321 6,947,911
9,901,980
Switzerland 1.6%
Swissquote Group Holding SA ....... Capital Markets 9,293 5,745,942
Taiwan 1.9%
Elite Material Co. Ltd. ............. Electronic Equipment, Instruments &
Components 88,000 4,299,155
Yageo Corp. .................... Electronic Equipment, Instruments &
Components 320,220 2,405,690
6,704,845
United Kingdom 13.1%
Admiral Group plc ................ Insurance 150,208 6,301,765
Bellway plc ..................... Household Durables 223,871 8,409,042
Berkeley Group Holdings plc ........ Household Durables 176,962 8,803,437
Cranswick plc ................... Food Products 48,305 3,299,372
DCC plc ....................... Industrial Conglomerates 98,524 6,519,284
JET2 plc ....................... Passenger Airlines 114,330 2,129,330
OSB Group plc .................. Financial Services 677,917 5,140,892
Savills plc ...................... Real Estate Management & Development 423,294 5,703,999
46,307,121
United States 4.3%
a,c
ICON plc ....................... Life Sciences Tools & Services 43,600 8,066,000
QIAGEN NV .................... Life Sciences Tools & Services 153,091 7,307,722
15,373,722
Total Common Stocks (Cost $ 262,106,636 ) .....................................
331,010,839
a
Preferred Stocks 2.6%
Germany 2.6%
d
Jungheinrich AG , 2 .31% ........... Machinery 223,761 8,984,720
Total Preferred Stocks (Cost $ 5,685,469 ) .......................................
8,984,720

Putnam Investment Funds
Schedule of Investments (unaudited)
Putnam International Small Cap Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
U.S. Government and Agency Securities 0.0%
†
United States 0.0%
†
e
U.S. Treasury Notes ,
4.5%, 3/31/26 ................. 10,700 $ 10,723
2.875%, 4/30/29 ................ 126,000 123,389
134,112
Total U.S. Government and Agency Securities (Cost $ 134,112 ) ....................
134,112
Total Long Term Investments (Cost $ 267,926,217 ) ...............................
340,129,671
Short Term Investments 4.6%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
U.S. Government and Agency Securities 0.2%
United States 0.2%
f,g
U.S. Treasury Bills , 3 .74% , 1/20/26 ... 700,000 696,306
Total U.S. Government and Agency Securities (Cost $ 696,287 ) ....................
696,306
Shares
Management Investment Companies 3.2%
United States 3.2%
h,i
Putnam Short Term Investment Fund ,
Class P , 4.194% ................ 11,292,996 11,292,996
Total Management Investment Companies (Cost $ 11,292,996 ) ....................
11,292,996
Investments from Cash Collateral Received for Loaned
Securities 1.2%
Money Market Funds 1.2%
h,i
Putnam Cash Collateral Pool, LLC ,
4.234% ...................... 4,177,905 4,177,905
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$ 4,177,905 ) .................................................................
4,177,905
a a a a a
Total Short Term Investments (Cost $ 16,167,188 ) ................................
16,167,207
a a a
Total Investments (Cost $ 284,093,405 ) 100.8% ..................................
$356,296,878
Other Assets, less Liabilities (0.8) % ...........................................
(2,726,738)
Net Assets 100.0% ...........................................................
$353,570,140
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2025, the value of this security was $2,480,591, representing 0.7% of net assets.
c
A portion or all of the security is on loan at November 30, 2025.
d
Variable rate security. The rate shown represents the yield at period end.
e
This security was pledged, or purchased with cash that was pledged, to the Fund for collateral on certain derivative contracts.
f
The rate shown represents the yield at period end.

Putnam Investment Funds
Schedule of Investments (unaudited)
Putnam International Small Cap Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

At November 30, 2025 , the Fund had the following forward exchange contracts outstanding.
g
A portion or all of the security has been segregated as collateral for certain derivative contracts. At November 30, 2025, the value of this security pledged amounted to
$304,385, representing 0.1% of net assets.
h
See Note 3 regarding investments in affiliated management investment companies.
i
The rate shown is the annualized seven-day effective yield at period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
British Pound ...... BOFA Buy 1,262,700 1,711,426 12/17/25 $ — $ (39,988)
British Pound ...... BZWS Sell 943,200 1,278,370 12/17/25 29,855 —
British Pound ...... CITI Sell 2,164,900 2,913,606 12/17/25 47,926 —
British Pound ...... GSCO Sell 861,900 1,168,189 12/17/25 27,291 —
British Pound ...... HSBK Sell 146,400 198,426 12/17/25 4,636 —
British Pound ...... JPHQ Buy 3,832,400 5,183,247 12/17/25 — (110,296)
British Pound ...... JPHQ Sell 2,625,600 3,558,412 12/17/25 82,903 —
British Pound ...... MSCO Sell 5,060,800 6,842,035 12/17/25 146,945 (3,896)
British Pound ...... SSBT Sell 4,344,800 5,858,917 12/17/25 107,700 —
British Pound ...... TDOM Sell 261,300 354,346 12/17/25 8,463 —
British Pound ...... UBSW Buy 2,120,700 2,875,775 12/17/25 — (68,603)
British Pound ...... UBSW Sell 958,500 1,288,529 12/17/25 19,761 —
British Pound ...... WPAC Sell 1,642,300 2,227,041 12/17/25 53,127 —
Danish Krone ...... BOFA Sell 6,858,400 1,084,570 12/17/25 17,903 —
Danish Krone ...... BZWS Sell 831,500 131,476 12/17/25 2,155 —
Danish Krone ...... CITI Sell 11,741,800 1,856,631 12/17/25 30,462 —
Danish Krone ...... HSBK Sell 24,927,700 3,939,833 12/17/25 62,899 —
Danish Krone ...... JPHQ Sell 9,367,900 1,481,153 12/17/25 24,190 —
Danish Krone ...... MSCO Buy 3,424,100 543,781 12/17/25 — (11,240)
Danish Krone ...... MSCO Sell 4,564,100 721,521 12/17/25 11,679 —
Danish Krone ...... SSBT Sell 3,931,100 621,479 12/17/25 10,086 —
Danish Krone ...... UBSW Sell 5,689,900 899,567 12/17/25 14,633 —
Danish Krone ...... WPAC Sell 6,654,200 1,034,795 12/17/25 — (114)
Euro ............. BOFA Buy 1,085,200 1,279,550 12/17/25 — (19,270)
Euro ............. BOFA Sell 5,648,800 6,618,162 12/17/25 58,317 (299)
Euro ............. BZWS Sell 2,217,900 2,586,019 12/17/25 19,369 (9,074)
Euro ............. CITI Sell 605,100 713,607 12/17/25 10,884 —
Euro ............. GSCO Buy 1,760,700 2,036,524 12/17/25 14,637 (6,399)
Euro ............. GSCO Sell 6,392,400 7,548,809 12/17/25 125,096 —
Euro ............. HSBK Buy 2,714,300 3,162,664 12/17/25 9,290 (19,745)
Euro ............. HSBK Sell 11,262,100 13,275,533 12/17/25 196,472 —
Euro ............. JPHQ Buy 1,108,600 1,285,593 12/17/25 1,862 —
Euro ............. JPHQ Sell 2,055,200 2,393,625 12/17/25 6,851 —
Euro ............. MSCO Buy 6,288,000 7,407,145 12/17/25 — (104,676)
Euro ............. MSCO Sell 2,645,400 3,105,221 12/17/25 33,484 (457)
Euro ............. SSBT Buy 1,140,600 1,332,189 12/17/25 — (7,571)
Euro ............. SSBT Sell 2,896,400 3,393,620 12/17/25 37,044 (7,112)
Euro ............. TDOM Buy 808,700 952,753 12/17/25 — (13,583)
Euro ............. TDOM Sell 3,161,400 3,672,615 12/17/25 21,854 (20,681)
Euro ............. UBSW Buy 870,500 1,002,572 12/17/25 8,370 —
Euro ............. UBSW Sell 12,825,100 15,102,300 12/17/25 209,642 (1,569)
Euro ............. WPAC Buy 1,075,400 1,249,381 12/17/25 — (483)
Euro ............. WPAC Sell 4,297,500 5,066,387 12/17/25 75,554 —
Norwegian Krone ... BOFA Buy 9,333,200 944,302 12/17/25 — (21,902)
Norwegian Krone ... HSBK Buy 703,700 71,197 12/17/25 — (1,650)

Putnam Investment Funds
Schedule of Investments (unaudited)
Putnam International Small Cap Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Norwegian Krone ... JPHQ Buy 7,612,200 770,133 12/17/25 $ — $ (17,820)
Norwegian Krone ... MSCO Buy 5,596,400 566,402 12/17/25 — (13,310)
Norwegian Krone ... UBSW Buy 9,849,000 996,865 12/17/25 — (23,489)
Swedish Krona ..... BOFA Buy 9,644,700 1,041,741 12/17/25 — (19,211)
Swedish Krona ..... BZWS Buy 11,716,300 1,265,478 12/17/25 — (23,317)
Swedish Krona ..... HSBK Buy 18,144,700 1,959,778 12/17/25 — (36,079)
Swedish Krona ..... JPHQ Buy 26,413,500 2,852,930 12/17/25 — (52,574)
Swedish Krona ..... MSCO Buy 14,381,000 1,550,765 12/17/25 — (26,093)
Swedish Krona ..... SSBT Buy 18,020,200 1,943,162 12/17/25 — (32,663)
Swedish Krona ..... TDOM Buy 11,586,600 1,249,404 12/17/25 — (20,994)
Swedish Krona ..... WPAC Buy 6,376,200 687,476 12/17/25 — (11,472)
Swiss Franc ....... BOFA Buy 2,595,400 3,292,192 12/17/25 — (54,149)
Swiss Franc ....... BZWS Buy 814,500 1,033,304 12/17/25 — (17,126)
Swiss Franc ....... CITI Buy 806,000 999,315 12/17/25 6,257 —
Swiss Franc ....... GSCO Sell 942,700 1,195,812 12/17/25 19,691 —
Swiss Franc ....... HSBK Buy 3,066,800 3,890,249 12/17/25 — (64,082)
Swiss Franc ....... JPHQ Buy 4,240,200 5,379,294 12/17/25 — (89,183)
Swiss Franc ....... MSCO Sell 1,707,300 2,164,778 12/17/25 34,736 —
Swiss Franc ....... UBSW Buy 3,502,300 4,447,986 12/17/25 — (78,486)
Swiss Franc ....... WPAC Buy 864,600 1,097,703 12/17/25 — (19,020)
Australian Dollar .... BOFA Buy 14,940,000 9,711,979 1/14/26 79,099 —
Australian Dollar .... CITI Buy 3,935,000 2,557,407 1/14/26 21,435 —
Australian Dollar .... GSCO Sell 1,356,200 883,320 1/14/26 — (5,479)
Australian Dollar .... HSBK Sell 1,378,100 895,393 1/14/26 — (7,759)
Australian Dollar .... JPHQ Buy 3,531,000 2,301,965 1/14/26 12,111 —
Australian Dollar .... MSCO Buy 7,526,700 4,912,165 1/14/26 20,532 —
Australian Dollar .... SSBT Buy 4,148,800 2,697,819 1/14/26 21,138 —
Australian Dollar .... UBSW Buy 1,784,800 1,158,689 1/14/26 10,998 —
Australian Dollar .... WPAC Buy 306,200 199,990 1/14/26 682 —
Canadian Dollar .... BOFA Buy 3,401,200 2,439,298 1/14/26 150 —
Canadian Dollar .... BZWS Sell 1,744,900 1,238,164 1/14/26 — (13,333)
Canadian Dollar .... GSCO Buy 717,800 513,742 1/14/26 1,087 —
Canadian Dollar .... HSBK Buy 7,554,900 5,417,060 1/14/26 1,997 (445)
Canadian Dollar .... JPHQ Buy 2,020,200 1,445,861 1/14/26 3,090 —
Canadian Dollar .... MSCO Buy 7,892,100 5,640,502 1/14/26 19,960 —
Canadian Dollar .... MSCO Sell 661,500 473,393 1/14/26 — (1,056)
Canadian Dollar .... SSBT Buy 3,394,700 2,426,942 1/14/26 8,204 (360)
Canadian Dollar .... SSBT Sell 2,182,000 1,549,885 1/14/26 — (15,114)
Canadian Dollar .... TDOM Buy 5,676,700 4,062,242 1/14/26 9,266 —
Canadian Dollar .... TDOM Sell 1,442,600 1,034,517 1/14/26 — (161)
Canadian Dollar .... UBSW Buy 4,246,300 3,045,290 1/14/26 290 —
Israeli New Shekel .. BOFA Buy 1,674,100 509,276 1/14/26 5,048 —
Israeli New Shekel .. GSCO Buy 2,587,500 787,333 1/14/26 7,610 —
Israeli New Shekel .. SSBT Buy 9,697,900 2,947,567 1/14/26 31,864 —
Israeli New Shekel .. UBSW Buy 1,816,000 551,687 1/14/26 6,232 —
Mexican Peso ...... BOFA Sell 400,400 21,371 1/14/26 — (406)
Mexican Peso ...... BZWS Sell 7,291,500 389,184 1/14/26 — (7,391)
Mexican Peso ...... CITI Sell 15,827,300 844,268 1/14/26 — (16,558)
Mexican Peso ...... GSCO Sell 23,259,100 1,249,092 1/14/26 — (15,940)
Mexican Peso ...... HSBK Sell 26,219,000 1,405,010 1/14/26 — (21,007)
Mexican Peso ...... SSBT Sell 21,543,900 1,152,799 1/14/26 — (18,946)
Mexican Peso ...... UBSW Sell 18,963,600 1,012,653 1/14/26 — (18,753)
New Zealand Dollar . JPHQ Buy 1,623,400 933,073 1/14/26 487 —
South African Rand .. SSBT Buy 6,566,400 373,992 1/14/26 8,476 —
Chinese Yuan ...... HSBK Buy 3,832,500 542,841 2/11/26 1,776 —
Hong Kong Dollar ... BZWS Buy 17,446,700 2,248,411 2/11/26 — (2,742)
Hong Kong Dollar ... CITI Buy 6,736,300 868,124 2/11/26 — (1,055)

Putnam Investment Funds
Schedule of Investments (unaudited)
Putnam International Small Cap Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

See Abbreviations on page 11 .
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Hong Kong Dollar ... GSCO Buy 7,335,400 945,302 2/11/26 $ — $ (1,119)
Hong Kong Dollar ... HSBK Buy 4,284,200 552,061 2/11/26 — (616)
Hong Kong Dollar ... SSBT Buy 4,767,500 614,424 2/11/26 — (771)
Hong Kong Dollar ... TDOM Buy 5,038,100 649,294 2/11/26 — (810)
New Taiwan Dollar .. BZWS Sell 26,306,800 866,495 2/11/26 25,917 —
New Taiwan Dollar .. HSBK Buy 25,571,100 821,298 2/11/26 — (4,227)
New Taiwan Dollar .. HSBK Sell 14,387,500 473,585 2/11/26 13,862 —
New Taiwan Dollar .. SSBT Sell 182,731,100 6,004,966 2/11/26 166,175 —
Singapore Dollar .... GSCO Buy 997,000 772,626 2/11/26 816 —
Singapore Dollar .... JPHQ Buy 4,786,600 3,709,780 2/11/26 3,515 —
South Korean Won .. BOFA Buy 5,599,469,500 3,868,720 2/11/26 — (39,674)
South Korean Won .. BZWS Buy 1,817,462,000 1,255,622 2/11/26 — (12,799)
South Korean Won .. GSCO Buy 12,367,768,300 8,549,247 2/11/26 — (91,883)
South Korean Won .. HSBK Buy 5,719,952,800 3,953,520 2/11/26 — (42,085)
South Korean Won .. JPHQ Sell 2,039,176,900 1,408,758 2/11/26 14,322 —
South Korean Won .. MSCO Sell 1,282,536,000 886,221 2/11/26 9,194 —
Japanese Yen ...... BOFA Sell 386,295,500 2,522,960 2/12/26 32,485 —
Japanese Yen ...... BZWS Sell 539,042,600 3,520,494 2/12/26 45,247 —
Japanese Yen ...... CITI Sell 221,338,900 1,445,294 2/12/26 18,310 (4)
Japanese Yen ...... GSCO Buy 136,402,400 878,979 2/12/26 417 —
Japanese Yen ...... GSCO Sell 246,140,900 1,607,503 2/12/26 20,616 (2)
Japanese Yen ...... HSBK Sell 798,093,400 5,212,353 2/12/26 66,986 —
Japanese Yen ...... JPHQ Buy 219,659,400 1,427,363 2/12/26 — (11,203)
Japanese Yen ...... JPHQ Sell 498,722,200 3,257,220 2/12/26 41,922 —
Japanese Yen ...... MSCO Sell 49,449,000 321,635 2/12/26 2,852 (18)
Japanese Yen ...... SSBT Sell 293,258,100 1,905,666 2/12/26 15,009 —
Japanese Yen ...... TDOM Buy 104,029,700 676,040 2/12/26 — (5,353)
Japanese Yen ...... UBSW Buy 66,951,500 435,072 2/12/26 — (3,431)
Japanese Yen ...... UBSW Sell 8,535,900 55,004 2/12/26 250 (277)
Total Forward Exchange Contracts ................................................... $2,341,451 $(1,428,453)
Net unrealized appreciation (depreciation) ............................................ $912,998
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Putnam Investment Funds
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Putnam Investment Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of six separate funds, one of which is included in this report (Fund). The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
Effective September 30, 2025, Putnam International Capital Opportunities Fund was renamed Putnam International Small Cap
Fund.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated

Putnam Investment Funds
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At November 30, 2025, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended November
30, 2025, the Fund held investments in affiliated management investment companies as follows:
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam International Small Cap Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 4.194% ...... $11,951,061 $21,350,509 $(22,008,574) $— $— $11,292,996 11,292,996 $124,095
Non-Controlled Affiliates
Income from
securities
loaned
Putnam Cash Collateral Pool,
LLC, 4.234% ............. $5,330,000 $4,335,905 $(5,488,000) $— $— $4,177,905 4,177,905 $8,771
Total Affiliated Securities ... $17,281,061 $25,686,414 $(27,496,574) $— $— $15,470,901 $132,866
2. Financial Instrument Valuation
(continued)

Putnam Investment Funds
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of November 30, 2025, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Putnam International Small Cap Fund
Assets:
Investments in Securities:
a
Common Stocks :
Belgium .............................. $ 8,511,860 $ — $ — $ 8,511,860
Canada .............................. 8,241,600 7,987,682 — 16,229,282
Denmark ............................. — 18,415,836 — 18,415,836
France ............................... 5,695,099 40,547,404 — 46,242,503
Germany ............................. — 21,347,677 — 21,347,677
Greece .............................. — 8,818,413 — 8,818,413
Ireland ............................... — 7,272,648 — 7,272,648
Italy ................................. — 6,591,253 — 6,591,253
Japan ............................... — 95,582,901 — 95,582,901
Mexico .............................. 6,212,711 — — 6,212,711
Netherlands ........................... — 9,033,189 — 9,033,189
South Korea .......................... — 2,718,956 — 2,718,956
Spain ................................ — 9,901,980 — 9,901,980
Switzerland ........................... — 5,745,942 — 5,745,942
Taiwan ............................... — 6,704,845 — 6,704,845
United Kingdom ........................ 9,003,371 37,303,750 — 46,307,121
United States .......................... 8,066,000 7,307,722 — 15,373,722
Preferred Stocks ........................ — 8,984,720 — 8,984,720
U.S. Government and Agency Securities ....... — 134,112 — 134,112
Short Term Investments ................... 11,292,996 4,874,211 — 16,167,207
Total Investments in Securities ........... $57,023,637 $299,273,241
b
$— $356,296,878
Other Financial Instruments:
Forward Exchange Contracts ............... $— $2,341,451 $— $2,341,451
Total Other Financial Instruments ......... $— $2,341,451 $— $2,341,451
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $— $1,428,453 $— $1,428,453
Total Other Financial Instruments ......... $— $1,428,453 $— $1,428,453
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes foreign securities valued at $294,264,918, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
4. Fair Value Measurements
(continued)

Putnam Investment Funds
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
Counterparty
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
SSBT
State Street Bank and Trust Co.
TDOM
Toronto Dominion Bank
UBSW
UBS AG
WPAC
Westpac Banking Corp.
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.